Lessor - Components of Operating Lease Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Operating Lease, Lease Income [Line Items]
Operating Lease Income	$ 5	$ 5	$ 7
Variable Lease Income	1	1	3
Commonwealth Edison Co [Member]
Schedule of Operating Lease, Lease Income [Line Items]
Operating Lease Income	0	0	0
Variable Lease Income	0	0	0
PECO Energy Co [Member]
Schedule of Operating Lease, Lease Income [Line Items]
Operating Lease Income	0	0	0
Variable Lease Income	0	0	0
Baltimore Gas and Electric Company [Member]
Schedule of Operating Lease, Lease Income [Line Items]
Operating Lease Income	0	0	0
Variable Lease Income	0	0	0
Pepco Holdings LLC [Member]
Schedule of Operating Lease, Lease Income [Line Items]
Operating Lease Income	4	3	5
Variable Lease Income	1	1	3
Potomac Electric Power Company [Member]
Schedule of Operating Lease, Lease Income [Line Items]
Operating Lease Income	0	0	0
Variable Lease Income	0	0	0
Delmarva Power & Light Company [Member]
Schedule of Operating Lease, Lease Income [Line Items]
Operating Lease Income	3	3	4
Variable Lease Income	1	1	3
Atlantic City Electric Company [Member]
Schedule of Operating Lease, Lease Income [Line Items]
Operating Lease Income	0	0	0
Variable Lease Income	$ 0	$ 0	$ 0